Vanguard® Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (39.1%)
Canada (3.2%)
	Bank of Nova Scotia	91,920	4,473
	TC Energy Corp.	94,621	4,162
	Royal Bank of Canada	45,696	3,732
	Enbridge Inc.	95,769	2,991
			15,358
China (0.9%)
	ENN Energy Holdings Ltd.	195,300	2,576
	Guangdong Investment Ltd.	1,138,000	1,887
			4,463
France (3.5%)
	AXA SA	197,901	4,627
	TOTAL SE	107,054	4,544
	Vinci SA	37,441	3,804
	Nexity SA	90,732	3,521
			16,496
Germany (1.1%)
	Volkswagen AG Preference Shares	19,258	3,233
	E.ON SE	195,144	2,111
			5,344
Greece (0.7%)
	Hellenic Telecommunications Organization SA	199,774	3,327
Hong Kong (0.7%)
	AIA Group Ltd.	292,600	3,211
Japan (2.6%)
	Tokio Marine Holdings Inc.	74,400	3,684
	KDDI Corp.	109,000	3,102
	Mitsubishi UFJ Financial Group Inc.	724,800	3,093
	Isuzu Motors Ltd.	241,100	2,343
			12,222
Macao (0.4%)
	Sands China Ltd.	527,200	2,155
Netherlands (0.8%)
	Koninklijke KPN NV	1,333,384	3,967
Norway (0.8%)
*	DNB ASA	206,294	3,720
Portugal (0.5%)
	Galp Energia SGPS SA	237,640	2,550

				Shares	Market Value ($000)
Spain (0.6%)
	Industria de Diseno Textil SA			89,965	2,986
Switzerland (2.3%)
	UBS Group AG (Registered)			311,205	4,414
	Novartis AG (Registered)			48,298	4,373
	Nestle SA (Registered)			18,592	2,082
					10,869
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			396,000	6,741
United Kingdom (2.6%)
	AstraZeneca plc			33,674	3,524
	BAE Systems plc			435,111	2,903
	National Grid plc			258,018	2,889
*	Standard Chartered plc			483,756	2,874
					12,190
United States (17.0%)
	Progressive Corp.			59,880	5,216
	Comcast Corp. Class A			98,563	4,952
	Verizon Communications Inc.			80,055	4,836
	Philip Morris International Inc.			62,987	4,771
	Bank of America Corp.			158,842	4,473
	Pfizer Inc.			115,733	4,434
	Cisco Systems Inc.			100,744	4,334
	Microsoft Corp.			19,006	4,069
	Texas Instruments Inc.			21,777	3,512
	FMC Corp.			29,367	3,407
	Anthem Inc.			10,570	3,293
	TJX Cos. Inc.			47,884	3,041
	Exelon Corp.			73,521	3,019
	Medtronic plc			26,533	3,017
	VF Corp.			35,995	3,002
	Lockheed Martin Corp.			8,089	2,952
	Emerson Electric Co.			38,151	2,931
	Edison International			46,730	2,867
	Home Depot Inc.			10,278	2,851
	Kellogg Co.			44,484	2,843
	Merck & Co. Inc.			32,518	2,614
	Medical Properties Trust Inc.			128,390	2,491
	Boston Properties Inc.			22,236	2,183
					81,108
Total Common Stocks (Cost $171,508)					186,707
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (6.3%)
United States (6.3%)
[1,2]	Fannie Mae Pool	3.070%	2/1/25	125	136
[1,2]	Fannie Mae Pool	2.780%	6/1/26	275	302
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	129	132
[1,2]	Fannie Mae REMICS	2.500%	5/25/45 - 3/25/53	854	892
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	139	145
[1,2]	Fannie Mae REMICS	3.500%	6/25/44 - 6/25/59	1,482	1,575
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	1,111	1,141
[1,2]	Freddie Mac REMICS	3.500%	9/15/40 - 11/15/40	274	280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac REMICS	4.000%	12/15/39 - 8/15/40	1,138	1,262
[1]	Ginnie Mae II Pool	3.000%	7/20/50	3,251	3,414
[1]	Ginnie Mae REMICS	2.750%	9/20/44	213	219
[1,2,3]	UMBS Pool	1.500%	12/25/35	400	410
[1,2,3]	UMBS Pool	2.000%	12/25/35 - 1/25/51	8,675	9,017
[1,2,3]	UMBS Pool	2.500%	12/25/50 - 1/25/51	850	890
[4]	United States Treasury Note/Bond	0.250%	5/31/25 - 9/30/25	4,015	3,997
	United States Treasury Note/Bond	0.875%	11/15/30	235	235
	United States Treasury Note/Bond	0.625%	5/15/30 - 8/15/30	1,320	1,294
	United States Treasury Note/Bond	1.125%	2/28/25	1,135	1,174
	United States Treasury Note/Bond	1.500%	2/15/30	275	292
[5]	United States Treasury Note/Bond	1.250%	5/15/50	163	150
[5]	United States Treasury Note/Bond	2.000%	2/15/50	1,372	1,512
	United States Treasury Note/Bond	1.625%	11/15/50	255	258
[5]	United States Treasury Note/Bond	1.375%	8/15/50	1,175	1,116
[5]	United States Treasury Note/Bond	2.875%	5/15/49	370	484
Total U.S. Government and Agency Obligations (Cost $29,951)					30,327
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
Bermuda (0.0%)
[1,6]	START Ireland Series 2019-1	4.089%	3/15/44	159	150
Canada (0.3%)
[1,6]	Chesapeake Funding II LLC Series 2017-2A	1.990%	5/15/29	44	44
[1,6]	Chesapeake Funding II LLC Series 2018-2A	3.230%	8/15/30	390	395
[6,7]	Ford Auto Securitization Trust Series 2019-AA	2.354%	6/15/23	1,206	933
					1,372
Cayman Islands (1.1%)
[1,6,8]	KKR CLO 16 Ltd., 3M USD LIBOR+1.250%	1.468%	1/20/29	435	434
[1,6,8]	Madison Park Funding XVIII Ltd. Series 2015-18A, 3M USD LIBOR+1.190%	1.399%	10/21/30	875	872
[1,6,8]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR+0.750%	0.987%	4/15/29	1,570	1,555
[1,6,8]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR+0.800%	1.037%	1/15/28	1,510	1,497
[1,6,8]	Race Point IX CLO Ltd. Series 2015-9A, 3M USD LIBOR+1.210%	1.447%	10/15/30	865	864
					5,222
United States (0.9%)
[1,6]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	246	248
[1,6]	ARI Fleet Lease Trust Series 2018-A	2.550%	10/15/26	9	9
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	210	197
[1,6]	CF Hippolyta LLC Series 2020-1	1.690%	7/15/60	542	545
[1,6]	DB Master Finance LLC Series 2019-1A	3.787%	5/20/49	128	132
[1,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	114	120
[6]	Deephaven Residential Mortgage Trust Series 2018-1A	2.976%	12/25/57	95	95
[1,6]	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	99	99
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates REMICS	2.282%	7/25/26	235	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	8	8
[1,6]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	183	185
[1,6]	MMAF Equipment Finance LLC Series 2017-B	2.210%	10/17/22	43	43
[1]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	203	217
[1]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	209	224
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	318	343
[1,6]	SoFi Consumer Loan Program Trust Series 2019-3	2.900%	5/25/28	446	450
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	211	220
[1,6]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	138	145
[6]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	540	535
[1,6]	Verus Securitization Trust Series 2019-2	3.211%	5/25/59	185	187
					4,255
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,952)					10,999
Corporate Bonds (40.6%)
Australia (0.9%)
[1,6]	Macquarie Group Ltd.	4.150%	3/27/24	1,125	1,205
[6]	National Australia Bank Ltd.	2.332%	8/21/30	250	248
[6]	National Australia Bank Ltd.	3.933%	8/2/34	850	940
[6]	Scentre Group Trust 1	3.625%	1/28/26	549	594
[9]	Toyota Finance Australia Ltd.	2.500%	12/7/20	2,075	1,524
					4,511
Austria (0.1%)
[6]	JAB Holdings BV	2.200%	11/23/30	260	260
Belgium (0.7%)
	Anheuser-Busch Cos. LLC	4.900%	2/1/46	700	911
[10]	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	500	677
[10]	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	450	670
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	480	592
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	300	380
					3,230
Canada (1.1%)
	Bank of Nova Scotia	2.700%	8/3/26	990	1,085
[7]	Bell Canada	3.350%	3/22/23	950	770
	Fortis Inc.	3.055%	10/4/26	625	684
	Nutrien Ltd.	4.125%	3/15/35	750	882
[7]	Royal Bank of Canada	2.949%	5/1/23	1,825	1,485
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	561
					5,467
China (0.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	690	773
[6]	Meituan	3.050%	10/28/30	200	207
[6]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,110	1,136
[6]	Tencent Holdings Ltd.	3.595%	1/19/28	690	758
[6]	Tencent Holdings Ltd.	3.975%	4/11/29	405	461
					3,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Denmark (0.6%)
[10]	Danske Bank A/S	0.500%	8/27/25	1,650	1,982
[6]	Danske Bank A/S	1.621%	9/11/26	875	872
					2,854
France (3.2%)
[10]	Airbus SE	2.375%	4/7/32	475	662
[10]	Airbus SE	2.375%	6/9/40	300	410
[10]	AXA SA	5.125%	7/4/43	750	1,002
[1,6]	BNP Paribas SA	2.819%	11/19/25	360	384
[1,6]	BNP Paribas SA	2.219%	6/9/26	770	799
[10]	BNP Paribas SA	0.125%	9/4/26	400	473
[10]	BNP Paribas SA	2.125%	1/23/27	900	1,177
[10]	BPCE SA	1.125%	1/18/23	900	1,102
[6]	BPCE SA	3.250%	1/11/28	500	552
[10]	Cie de Saint-Gobain	2.375%	10/4/27	700	955
[10]	Credit Mutuel Arkea SA	1.625%	4/15/26	1,100	1,408
[10]	Credit Mutuel Arkea SA	1.250%	6/11/29	500	631
[6]	Danone SA	2.947%	11/2/26	285	313
[10]	Engie SA	0.000%	3/4/27	1,000	1,195
[10]	Orange SA	1.000%	5/12/25	1,200	1,502
[10]	Orange SA	2.000%	1/15/29	300	413
[10]	Orange SA	0.500%	9/4/32	700	854
[10]	RCI Banque SA	0.750%	9/26/22	625	753
[10]	RCI Banque SA	1.375%	3/8/24	575	701
					15,286
Germany (2.0%)
[6]	Bayer US Finance II LLC	4.250%	12/15/25	660	755
[6]	Bayer US Finance LLC	3.375%	10/8/24	765	835
[11]	Deutsche Telekom AG	3.125%	2/6/34	500	791
[11]	E.ON International Finance BV	4.750%	1/31/34	400	725
[11]	E.ON International Finance BV	5.875%	10/30/37	200	422
[10]	E.ON SE	1.625%	5/22/29	550	736
[6]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	200	219
[10]	Volkswagen Leasing GmbH	2.625%	1/15/24	525	675
[10]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,825	2,279
[10]	Wintershall Dea Finance BV	0.840%	9/25/25	1,200	1,461
[10]	Wintershall Dea Finance BV	1.823%	9/25/31	400	493
					9,391
Hong Kong (0.1%)
[6]	AIA Group Ltd.	3.375%	4/7/30	200	224
Ireland (0.5%)
[10]	CRH Finance DAC	3.125%	4/3/23	1,177	1,513
[10]	CRH SMW Finance DAC	1.250%	11/5/26	800	1,022
					2,535
Japan (0.2%)
[10]	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	575	733
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	211
					944
Mexico (0.1%)
[6]	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	585	579
Netherlands (0.7%)
[10]	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,322
[11]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	163
[10]	Heineken NV	1.500%	10/3/29	950	1,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	4.000%	5/10/46	275	340
					3,094
Norway (0.2%)
[6]	Aker BP ASA	4.000%	1/15/31	725	731
South Korea (0.0%)
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	214
Spain (0.8%)
[10]	Abertis Infraestructuras SA	1.125%	3/26/28	800	966
[3]	Banco Santander SA	2.749%	12/3/30	600	600
[10]	Iberdrola Finanzas SA	1.250%	10/28/26	1,000	1,283
	Telefonica Emisiones SA	4.665%	3/6/38	845	1,009
					3,858
Switzerland (0.4%)
[6]	Alcon Finance Corp.	3.000%	9/23/29	1,005	1,091
[10]	Credit Suisse Group AG	1.250%	7/17/25	600	745
[6]	Syngenta Finance NV	5.182%	4/24/28	200	211
					2,047
United Kingdom (3.2%)
	AstraZeneca plc	4.000%	1/17/29	720	865
[6]	BAE Systems plc	3.400%	4/15/30	200	226
	BAT Capital Corp.	3.557%	8/15/27	1,210	1,338
[7]	BP Capital Markets plc	3.470%	5/15/25	1,325	1,114
[6]	British Airways Pass-Through Trust	4.250%	11/15/32	40	42
[6]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	1,017
[11]	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,701
[10]	FCE Bank plc	0.869%	9/13/21	500	594
[11]	Heathrow Funding Ltd.	2.750%	8/9/49	525	741
[8]	HSBC Holdings plc, 3M USD LIBOR+1.000%	1.220%	5/18/24	255	256
[11]	HSBC Holdings plc	2.256%	11/13/26	1,725	2,421
	HSBC Holdings plc	1.589%	5/24/27	420	422
	Prudential plc	3.125%	4/14/30	430	489
[6]	Sky Ltd.	3.125%	11/26/22	825	868
[1,6]	Standard Chartered plc	2.744%	9/10/22	905	916
[10]	Vodafone Group plc	1.625%	11/24/30	1,825	2,426
					15,436
United States (25.1%)
	AbbVie Inc.	3.800%	3/15/25	550	615
	AbbVie Inc.	4.050%	11/21/39	210	247
	AbbVie Inc.	4.750%	3/15/45	275	355
	AbbVie Inc.	4.250%	11/21/49	340	432
	Alabama Power Co.	4.300%	7/15/48	275	369
	Allstate Corp.	3.850%	8/10/49	390	493
	Amazon.com Inc.	4.800%	12/5/34	150	207
[11]	American Honda Finance Corp.	0.750%	11/25/26	1,235	1,637
[10]	American International Group Inc.	1.500%	6/8/23	875	1,082
	American International Group Inc.	4.250%	3/15/29	650	776
	American Tower Corp.	5.000%	2/15/24	200	226
	American Tower Corp.	4.400%	2/15/26	325	375
[10]	American Tower Corp.	0.500%	1/15/28	445	534
[10]	American Tower Corp.	1.000%	1/15/32	360	436
	Amgen Inc.	4.663%	6/15/51	350	471
[6]	Amgen Inc.	2.770%	9/1/53	290	291
	Anthem Inc.	3.500%	8/15/24	325	356
[10]	AT&T Inc.	1.600%	5/19/28	600	779
[10]	AT&T Inc.	2.050%	5/19/32	700	947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	AT&T Inc.	2.450%	3/15/35	380	530
[10]	AT&T Inc.	3.150%	9/4/36	250	375
[6]	AT&T Inc.	3.500%	9/15/53	567	578
	AutoZone Inc.	3.125%	4/21/26	425	467
	Bank of America Corp.	3.300%	1/11/23	700	742
[1]	Bank of America Corp.	3.593%	7/21/28	1,550	1,753
[1]	Bank of America Corp.	4.271%	7/23/29	980	1,166
[1]	Bank of America Corp.	2.496%	2/13/31	300	317
	Boeing Co.	3.250%	3/1/28	567	576
	Boeing Co.	3.450%	11/1/28	175	181
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	275	276
[6]	Boston Gas Co.	3.001%	8/1/29	105	116
	Boston Scientific Corp.	4.000%	3/1/29	55	64
	Boston Scientific Corp.	4.550%	3/1/39	550	705
	Brandywine Operating Partnership LP	3.950%	11/15/27	800	841
	Broadcom Inc.	4.700%	4/15/25	1,190	1,362
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	960
[6]	Cargill Inc.	4.760%	11/23/45	275	371
	Charles Schwab Corp.	4.625%	3/22/30	590	749
	Charter Communications Operating LLC	5.050%	3/30/29	435	526
	Charter Communications Operating LLC	6.384%	10/23/35	305	422
	Charter Communications Operating LLC	5.375%	5/1/47	55	69
	Charter Communications Operating LLC	5.125%	7/1/49	47	58
	Charter Communications Operating LLC	4.800%	3/1/50	60	72
	Charter Communications Operating LLC	3.700%	4/1/51	40	42
[10]	Chubb INA Holdings Inc.	1.400%	6/15/31	1,125	1,465
	Cigna Corp.	4.375%	10/15/28	435	523
	Cigna Corp.	2.400%	3/15/30	220	234
	Cimarex Energy Co.	4.375%	6/1/24	859	926
[1]	Citigroup Inc.	3.520%	10/27/28	1,105	1,248
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,140	1,223
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	274
	Cleco Corporate Holdings LLC	4.973%	5/1/46	225	261
	Comcast Corp.	3.950%	10/15/25	255	292
[11]	Comcast Corp.	1.500%	2/20/29	465	642
	Comcast Corp.	6.500%	11/15/35	775	1,200
	Comcast Corp.	4.000%	3/1/48	20	25
	Comcast Corp.	4.049%	11/1/52	10	13
	Comcast Corp.	2.650%	8/15/62	130	132
	CommonSpirit Health	4.200%	8/1/23	895	963
	CommonSpirit Health	3.347%	10/1/29	145	157
	CommonSpirit Health	4.187%	10/1/49	175	194
	Conagra Brands Inc.	1.375%	11/1/27	420	423
	Constellation Brands Inc.	2.875%	5/1/30	90	98
	Cottage Health Obligated Group	3.304%	11/1/49	215	239
[6]	Cox Communications Inc.	4.600%	8/15/47	650	847
	CSX Corp.	4.300%	3/1/48	405	533
	CVS Health Corp.	4.100%	3/25/25	329	372
	CVS Health Corp.	2.875%	6/1/26	1,000	1,093
	CVS Health Corp.	4.300%	3/25/28	435	510
[10]	Danaher Corp.	2.100%	9/30/26	1,225	1,633
	Dignity Health	3.812%	11/1/24	659	711
	Dignity Health	4.500%	11/1/42	202	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discover Bank	4.200%	8/8/23	700	766
	Discovery Communications LLC	3.625%	5/15/30	565	640
	Discovery Communications LLC	4.650%	5/15/50	450	553
	Dominion Energy Inc.	2.715%	8/15/21	125	127
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	224
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	173
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	355
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	372
	Duke Energy Progress LLC	4.200%	8/15/45	350	449
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	625	792
	Energy Transfer Operating LP	4.900%	3/15/35	975	1,018
	Energy Transfer Operating LP	5.000%	5/15/50	60	63
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	102
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	565
[6]	ERAC USA Finance LLC	3.300%	12/1/26	235	260
[6]	ERAC USA Finance LLC	4.500%	2/15/45	295	368
	Evergy Inc.	2.900%	9/15/29	480	521
	Evergy Metro Inc.	2.250%	6/1/30	180	192
	Exxon Mobil Corp.	2.275%	8/16/26	865	927
	FedEx Corp.	4.100%	2/1/45	65	77
	FedEx Corp.	4.750%	11/15/45	187	243
	FedEx Corp.	4.550%	4/1/46	95	120
	FedEx Corp.	4.050%	2/15/48	28	34
	FedEx Corp.	4.950%	10/17/48	175	237
[10]	Fidelity National Information Services Inc.	1.500%	5/21/27	1,405	1,812
[10]	Fidelity National Information Services Inc.	2.000%	5/21/30	645	876
	Fiserv Inc.	3.200%	7/1/26	320	358
[11]	Fiserv Inc.	3.000%	7/1/31	525	797
	Fox Corp.	4.030%	1/25/24	145	160
[10]	General Mills Inc.	0.450%	1/15/26	900	1,097
	General Motors Co.	4.200%	10/1/27	550	618
	General Motors Co.	5.000%	10/1/28	1,095	1,299
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,535	1,581
	Georgia Power Co.	4.300%	3/15/42	500	621
	Georgia Power Co.	3.700%	1/30/50	35	42
	Gilead Sciences Inc.	2.800%	10/1/50	670	669
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,550
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	271
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	338
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	295
	Healthpeak Properties Inc.	4.000%	6/1/25	475	537
	Hess Corp.	7.300%	8/15/31	515	638
	Intercontinental Exchange Inc.	1.850%	9/15/32	975	986
	International Business Machines Corp.	3.300%	5/15/26	500	563
	International Business Machines Corp.	1.950%	5/15/30	570	589
	International Business Machines Corp.	4.250%	5/15/49	315	415
	International Paper Co.	4.350%	8/15/48	475	622
[6]	ITC Holdings Corp.	2.950%	5/14/30	690	755
	John Deere Capital Corp.	3.450%	3/13/25	830	926
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	1,200	1,372
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	639
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	73
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	500	549
	Kroger Co.	4.450%	2/1/47	220	282
	Kroger Co.	5.400%	1/15/49	195	284
	Lowe's Cos. Inc.	1.300%	4/15/28	1,225	1,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	861
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	150
	McCormick & Co. Inc.	2.500%	4/15/30	140	150
	McDonald's Corp.	4.450%	9/1/48	250	327
	McDonald's Corp.	3.625%	9/1/49	40	47
[10]	Medtronic Global Holdings SCA	1.125%	3/7/27	1,275	1,624
[10]	Medtronic Global Holdings SCA	1.625%	3/7/31	360	487
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	195	209
	Merck & Co. Inc.	3.400%	3/7/29	500	584
	Mercy Health	3.555%	8/1/27	535	581
[6]	Metropolitan Edison Co.	4.300%	1/15/29	1,015	1,158
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	700	777
	Microsoft Corp.	3.700%	8/8/46	650	840
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	778	876
[7]	Molson Coors International LP	2.840%	7/15/23	1,825	1,459
	Morgan Stanley	3.125%	7/27/26	2,100	2,339
[1]	Morgan Stanley	3.772%	1/24/29	175	202
	MPLX LP	3.500%	12/1/22	1,325	1,391
	National Retail Properties Inc.	3.900%	6/15/24	400	425
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	885	1,033
[6]	Niagara Mohawk Power Corp.	1.960%	6/27/30	670	691
	Norfolk Southern Corp.	2.550%	11/1/29	915	991
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	329
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	14
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	285	351
	Oglethorpe Power Corp.	4.550%	6/1/44	20	22
	Oglethorpe Power Corp.	4.250%	4/1/46	81	85
[6]	Oglethorpe Power Corp.	3.750%	8/1/50	260	276
	Oglethorpe Power Corp.	5.250%	9/1/50	190	238
	Oracle Corp.	4.000%	11/15/47	265	324
	Oracle Corp.	3.600%	4/1/50	390	454
	Oracle Corp.	3.850%	4/1/60	145	179
	Otis Worldwide Corp.	2.565%	2/15/30	65	70
	Otis Worldwide Corp.	3.112%	2/15/40	140	153
	Otis Worldwide Corp.	3.362%	2/15/50	250	289
	PacifiCorp	2.700%	9/15/30	160	177
	PeaceHealth Obligated Group	1.375%	11/15/25	205	209
[6]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,125	1,208
[6]	Penske Truck Leasing Co. LP	2.700%	11/1/24	180	192
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	825
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	158
	Pfizer Inc.	1.700%	5/28/30	195	201
	PNC Bank NA	3.250%	1/22/28	600	679
	Providence St Joseph Health Obligated Group	3.930%	10/1/48	245	295
	Raytheon Technologies Corp.	3.950%	8/16/25	310	354
	Raytheon Technologies Corp.	4.450%	11/16/38	550	698
[6]	Royalty Pharma plc	3.300%	9/2/40	210	220
[6]	Royalty Pharma plc	3.550%	9/2/50	460	474
	San Diego Gas & Electric Co.	1.700%	10/1/30	710	716
	San Diego Gas & Electric Co.	4.100%	6/15/49	174	217
	Santander Holdings USA Inc.	3.700%	3/28/22	1,700	1,758
[6]	SBA Tower Trust	3.448%	3/15/23	755	800
[6]	SBA Tower Trust	1.884%	1/15/26	110	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	3.250%	6/15/27	1,000	1,101
	Sierra Pacific Power Co.	2.600%	5/1/26	180	196
	Southern California Edison Co.	3.700%	8/1/25	30	33
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	1,100	1,187
	SSM Health Care Corp.	3.823%	6/1/27	380	425
	Starbucks Corp.	4.500%	11/15/48	335	434
	Starbucks Corp.	3.350%	3/12/50	90	99
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	175	183
	Synchrony Bank	3.000%	6/15/22	550	568
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	635	845
[6]	T-Mobile USA Inc.	2.050%	2/15/28	1,185	1,217
	Toledo Hospital	5.325%	11/15/28	410	470
	Toledo Hospital	5.750%	11/15/38	155	182
	Trinity Acquisition plc	4.400%	3/15/26	888	1,037
	Truist Bank	3.300%	5/15/26	975	1,090
	Union Pacific Corp.	3.750%	2/5/70	190	226
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	62	54
	UnitedHealth Group Inc.	3.850%	6/15/28	415	493
	UnitedHealth Group Inc.	2.000%	5/15/30	215	228
	UnitedHealth Group Inc.	4.625%	7/15/35	90	122
	VEREIT Operating Partnership LP	3.400%	1/15/28	365	395
	VEREIT Operating Partnership LP	2.200%	6/15/28	185	186
	VEREIT Operating Partnership LP	3.100%	12/15/29	550	577
	VEREIT Operating Partnership LP	2.850%	12/15/32	80	82
[10]	Verizon Communications Inc.	1.250%	4/8/30	750	968
[11]	Verizon Communications Inc.	3.375%	10/27/36	300	499
	Verizon Communications Inc.	4.522%	9/15/48	740	985
	Verizon Communications Inc.	5.012%	8/21/54	380	548
	VF Corp.	2.800%	4/23/27	145	158
	VF Corp.	2.950%	4/23/30	875	958
[6]	Viatris Inc.	3.850%	6/22/40	385	434
[7]	Wells Fargo & Co.	2.975%	5/19/26	600	495
	Wells Fargo & Co.	4.300%	7/22/27	325	380
	Wells Fargo & Co.	4.750%	12/7/46	700	928
	Welltower Inc.	4.000%	6/1/25	325	366
					119,847
Total Corporate Bonds (Cost $176,595)					193,843
Sovereign Bonds (6.3%)
Australia (0.6%)
[9]	Commonwealth of Australia	2.750%	11/21/27	160	135
[9]	Commonwealth of Australia	2.250%	5/21/28	870	714
[9]	Commonwealth of Australia	2.500%	5/21/30	2,630	2,221
					3,070
Bermuda (0.1%)
[6]	Bermuda	2.375%	8/20/30	200	208
Canada (0.8%)
[7]	City of Montreal	3.500%	12/1/38	910	841
[7]	City of Toronto	3.200%	8/1/48	1,000	906
[7]	Province of Ontario	2.900%	6/2/28	815	707
[12]	Province of Ontario	0.250%	6/28/29	1,075	1,218
					3,672
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colombia (0.2%)
	Republic of Colombia	4.000%	2/26/24	1,045	1,121
Croatia (0.1%)
[10]	Republic of Croatia	1.500%	6/17/31	400	514
Hungary (0.3%)
[10]	Republic of Hungary	1.625%	4/28/32	775	1,005
[10]	Republic of Hungary	1.750%	6/5/35	350	461
					1,466
Japan (1.3%)
[13]	Japan	0.100%	12/20/28	601,350	5,835
[13]	Japan	0.100%	3/20/29	42,600	413
[13]	Japan	0.100%	6/20/29	12,000	116
					6,364
Norway (0.3%)
	Equinor ASA	3.000%	4/6/27	1,215	1,345
Panama (0.1%)
[6]	Empresa de Transmision Electrica SA	5.125%	5/2/49	415	497
Qatar (0.3%)
[6]	State of Qatar	3.875%	4/23/23	785	843
[6]	State of Qatar	5.103%	4/23/48	285	408
[6]	State of Qatar	4.400%	4/16/50	205	272
					1,523
Romania (0.4%)
[3,6,10]	Republic of Romania	1.375%	12/2/29	505	601
[10]	Republic of Romania	2.500%	2/8/30	850	1,092
					1,693
Saudi Arabia (0.1%)
[6]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	647
Spain (0.2%)
[6,10]	Kingdom of Spain	0.600%	10/31/29	775	976
Supranational (0.5%)
[10]	European Union	0.750%	4/4/31	1,625	2,172
United Arab Emirates (0.3%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,606
United Kingdom (0.5%)
[11]	United Kingdom	1.250%	7/22/27	445	637
[11]	United Kingdom	3.500%	1/22/45	915	1,924
					2,561
Total Sovereign Bonds (Cost $27,844)					30,320
Taxable Municipal Bonds (1.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	83
	California State University Revenue	2.897%	11/1/51	250	252
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.300%	12/1/21	45	46
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	645	914
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	40	57
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	60	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	45	47
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	315	334
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	483	725
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	49	75
	Grand Parkway Transportation Corp. Texas Revenue	3.236%	10/1/52	210	217
	Illinois GO	5.100%	6/1/33	515	517
[14]	Kansas Development Finance Authority Revenue	5.371%	5/1/26	755	856
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	135	142
	Metropolitan Transportation Authority New York Revenue	6.200%	11/15/26	15	16
	Metropolitan Transportation Authority New York Revenue	6.668%	11/15/39	155	197
	Metropolitan Transportation Authority New York Revenue	5.175%	11/15/49	315	353
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	225
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	75	130
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	675
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	545	658
	State of Connecticut GO	2.000%	7/1/23	135	140
	State of Connecticut GO	5.770%	3/15/25	250	300
	State of Florida Board of Administration Finance Corp. Revenue	1.705%	7/1/27	475	488
	University of California Revenue	1.316%	5/15/27	105	106
	University of California Revenue	1.614%	5/15/30	180	179
	University of Virginia Revenue	2.256%	9/1/50	95	94
Total Taxable Municipal Bonds (Cost $7,289)					7,887

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[16]	Vanguard Market Liquidity Fund (Cost $16,081)	0.109%	160,811	16,081
Total Investments (99.6%) (Cost $440,220)				476,164
Other Assets and Liabilities—Net (0.4%)				1,677
Net Assets (100%)				477,841
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
4	Securities with a value of $1,339,000 have been segregated as collateral for open forward currency contracts.
5	Securities with a value of $298,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value of these securities was $50,455,000, representing 10.6% of net assets.
7	Face amount denominated in Canadian dollars.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Swiss francs.
13	Face amount denominated in Japanese yen.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	December 2020	41	6,622	2
Euro-BTP	December 2020	8	1,442	48
Euro-Buxl	December 2020	14	3,783	102

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-OAT	December 2020	10	2,026	24
Euro-Schatz	December 2020	86	11,523	5
				181

Short Futures Contracts
5-Year U.S. Treasury Note	March 2021	(3)	(378)	—
10-Year U.S. Treasury Note	March 2021	(73)	(10,087)	(19)
Ten-Year Government of Canada Bond	March 2021	(7)	(802)	1
Euro-Bund	December 2020	(44)	(9,198)	(30)
Long Gilt	March 2021	(3)	(537)	—
				(48)
				133

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
J.P. Morgan Securities LLC	1/8/21	USD	6,201	AUD	8,462	—	(13)
J.P. Morgan Securities LLC	1/8/21	USD	9,256	CAD	12,103	—	(66)
J.P. Morgan Securities LLC	1/8/21	USD	1,347	CHF	1,227	—	(5)
J.P. Morgan Securities LLC	1/8/21	USD	62,040	EUR	52,248	—	(365)
Goldman Sachs International	1/8/21	USD	670	EUR	559	2	—
J.P. Morgan Securities LLC	1/8/21	GBP	96	EUR	108	—	(1)
Bank of America N.A	1/8/21	USD	12,651	GBP	9,470	18	—
Goldman Sachs International	1/8/21	AUD	1,970	GBP	1,084	—	—
Goldman Sachs International	1/8/21	USD	525	GBP	393	1	—
J.P. Morgan Securities LLC	1/8/21	USD	6,633	JPY	693,657	—	(17)
						21	(467)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	96,466	90,241	—	186,707
U.S. Government and Agency Obligations	—	30,327	—	30,327
Asset-Backed/Commercial Mortgage-Backed Securities	—	10,999	—	10,999
Corporate Bonds	—	193,843	—	193,843
Sovereign Bonds	—	30,320	—	30,320
Taxable Municipal Bonds	—	7,887	—	7,887
Temporary Cash Investments	16,081	—	—	16,081
Total	112,547	363,617	—	476,164

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	21	—	21
Liabilities
Futures Contracts[1]	9	—	—	9
Forward Currency Contracts	—	467	—	467
Total	9	467	—	476
1	Represents variation margin on the last day of the reporting period.